SHAREHOLDERS' EQUITY - Summary of the Company's RSU activity and related information (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2023 $ / shares shares
SHAREHOLDERS' EQUITY
Number of shares, RSUs outstanding at beginning of year	1,186,809
Number of shares, Granted	589,042
Number of shares, Vested	(497,597)
Number of shares, Forfeited	(46,375)
Number of shares, RSUs outstanding at end of year	1,231,879
Weighted average grant date fair value, RSUs Outstanding at beginning of year	27.76
Weighted average grant date fair value, Granted | $ / shares	$ 11.19
Weighted average grant date fair value, Vested | $ / shares	26.85
Weighted average grant date fair value, Forfeited | $ / shares	$ 23.87
Weighted average grant date fair value, RSUs outstanding at end of year	20.35